UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



          Report for the Calendar Year or Quarter Ended March 31, 2006

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Ampere Capital Management LP

Address:  75 Rockefeller Plaza, 27th Floor
          New York, New York 10019

13F File Number: 28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Richard Joslin
Title:  Chief Financial Officer
Phone:  (646) 825-4425


Signature, Place and Date of Signing:

/s/ Richard Joslin             New York, New York                 May 12, 2006
-----------------------      ----------------------           ------------------
  [Signature]                   [City, State]                       [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  NONE

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:              0

Form 13F Information Table Entry Total:         39

Form 13F Information Table Value Total:       $165,711



List of Other Included Managers:  None


                                                     FORM 13F INFORMATION TABLE




COLUMN 1                          COLUMN  2         COLUMN 3     COLUMN 4        COLUMN 5       COLUMN 6  COLUMN 7    COLUMN 8

                                  TITLE                          VALUE       SHRS OR  SH/ PUT/  INVESTMENT  OTHER  VOTING AUTHORITY
NAME OF ISSUER                    OF CLASS           CUSIP      (X$1000)     PRN AMT  PRN CALL  DISCRETION  MGRS  SOLE  SHARED  NONE
--------------                    --------           -----      --------     -------  --- ----  ----------  ----  ----  ------  ----
ALVARION LTD                      SHS               M0861T100     1179        131000 SH         SOLE              SOLE
AMAZON COM INC                    COM               023135106     1827         50000 SH         SOLE              SOLE
BOOKHAM INC                       COM               09856E105     5631        590225 SH         SOLE              SOLE
CARMIKE CINEMAS INC               COM               143436400     3255        134890 SH         SOLE              SOLE
CINCINNATI BELL INC NEW           COM               171871106      452        100000 SH         SOLE              SOLE
CISCO SYS INC                     COM               17275R102     3170        146275 SH         SOLE              SOLE
CONEXANT SYSTEMS INC              COM               207142100     4899       1419951 SH         SOLE              SOLE
CYPRESS SEMICONDUCTOR CORP        COM               232806109     3914        230900 SH         SOLE              SOLE
GARMIN LTD                        ORD               G37260109     2383         30000 SH         SOLE              SOLE
GLOBAL CROSSING LTD               SHS NEW           G3921A175      902         34040 SH         SOLE              SOLE
HOLLINGER INTL INC                CL A              435569108     4435        529252 SH         SOLE              SOLE
JUNIPER NETWORKS INC              COM               48203R104     2913        152355 SH         SOLE              SOLE
LEVEL 3 COMMUNICATIONS INC        COM               52729N100     3082        595000 SH         SOLE              SOLE
LG PHILIP LCD CO LTD              SPONS ADR REP     50186V102     8074        355696 SH         SOLE              SOLE
LIBERTY GLOBAL INC                COM SER A         530555101     2047        100000 SH         SOLE              SOLE
LIBERTY GLOBAL INC                COM SER A         530555101    17297        845000     CALL   SOLE              SOLE
LIBERTY MEDIA CORP NEW            COM SER A         530718105     4890        595559 SH         SOLE              SOLE
LIBERTY MEDIA CORP NEW            COM SER A         530718105    16453       2004000     CALL   SOLE              SOLE
MARCHEX INC                       CL B              56624R108      639         29723 SH         SOLE              SOLE
MARVEL ENTERTAINMENT INC          COM               57383T103      704         35000 SH         SOLE              SOLE
MCGRAW HILL CO S INC              COM               580645109     5135         89112 SH         SOLE              SOLE
MEMC ELECTR MATLS INC             COM               552715104     1817         49207 SH         SOLE              SOLE
MOTOROLA INC                      COM               620076109     1260         55000 SH         SOLE              SOLE
NDS GROUP PLC                     SPONSORED ADR     628891103     3877         74510 SH         SOLE              SOLE
NET 1 UEPS TECHNOLOGIES INC       COM NEW           64107N206     5469        193239 SH         SOLE              SOLE
NEW YORK TIMES CO                 CL A              650111107     1266         50000 SH         SOLE              SOLE
NTL INC NEW                       COM               62941W101    16197        556400     CALL   SOLE              SOLE
ON SEMICONDUCTOR CORP             COM               682189105     4223        581725 SH         SOLE              SOLE
OPENWAVE SYS INC                  COM NEW           683718308     2038         94446 SH         SOLE              SOLE
SCOPUS VIDEO NETWORKS LTD         SHS               M8260H106      577        111978 SH         SOLE              SOLE
SEAGATE TECHNOLOGY                SHS               G7945J104     2330         88500 SH         SOLE              SOLE
SEAGATE TECHNOLOGY                SHS               G7945J104     7899        300000     CALL   SOLE              SOLE
SKYWORKS SOLUTIONS I NC           COM               83088M102     2462        363143 SH         SOLE              SOLE
SONY CORP                         ADR NEW           835699307     8729        189477 SH         SOLE              SOLE
SPRINT NEXTEL CORP                COM FON           852061100     5392        208654 SH         SOLE              SOLE
SYNIVERSE HLDGS INC               COM               87163F106     2449        155000 SH         SOLE              SOLE
TAKE-TWO INTERACTIVE SOFTWRE      COM               874054109     2053        110000 SH         SOLE              SOLE
TEKELEC                           COM               879101103     1272         92000 SH         SOLE              SOLE
TRANSWITCH CORP                   COM               894065101     3120       1200000 SH         SOLE              SOLE


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